Employee benefits - Sensitivity analysis (Details) - Defined benefit obligation $ in Millions	Dec. 31, 2017 USD ($)
Employee benefits
Increase of 1%	1.00%
Decrease of 1%	1.00%
Discount rate
Employee benefits
Increase in actuarial assumption	$ (78.3)
Decrease in actuarial assumption	96.6
Future salary growth
Employee benefits
Increase in actuarial assumption	0.2
Decrease in actuarial assumption	(0.2)
Health care trends rate
Employee benefits
Increase in actuarial assumption	3.2
Decrease in actuarial assumption	(2.5)
Future mortality
Employee benefits
Increase in actuarial assumption	(2.1)
Decrease in actuarial assumption	$ 2.1